Other operating income and expenses	12 Months Ended
Dec. 31, 2018
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20.- Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the years ended December 31, 2018, 2017 and 2016:

	For the twelve-month year ended December 31,
Other operating income	2018	2017	2016

Grants	59,421	59,707	59,085
Income from various services and insurance proceeds	34,181	21,137	6,453
Income from the purchase of the long-term operation and maintenance payable to Abengoa (see Note 10)	38,955	-	-
Total	132,557	80,844	65,538

	For the twelve-month year ended December 31,
Other operating expenses	2018	2017	2016
Leases and fees	(1,716)	(6,641)	(5,309)
Operation and maintenance	(145,857)	(129,873)	(133,292)
Independent professional services	(43,229)	(36,178)	(30,515)
Supplies	(25,947)	(20,350)	(17,177)
Insurance	(24,227)	(24,289)	(23,390)
Levies and duties	(37,439)	(52,409)	(44,440)
Other expenses	(21,579)	(14,721)	(6,195)
Total	(299,994)	(284,461)	(260,318)

Grants income mainly relate to ITC cash grants and implicit grants recorded for accounting purposes in relation to the FFB loans with interest rates below market rates in Solana and Mojave projects (See Note 16).